SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Hong Kong				$ 773,125	$ 5,978,961	$ 170,284
North Water Investment Group Holdings Limited [Member] | HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Hong Kong				$ 773,125	$ 5,978,961	$ 170,284
Mango Financial Group Limited [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Hong Kong	$ 1,076,552	$ 8,418,642	$ 5,208,085
Mango Financial Group Limited [Member] | HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Hong Kong	$ 1,076,552	$ 8,418,642	$ 5,208,085